Revenue - Management Fee Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due from related parties	$ 5,207	$ 9,425
Amounts due to related parties	6,247	5,417
OneLNG | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due from related parties	3,100	3,100
Golar LNG Partners and Golar Power | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due to related parties	$ 1,200	$ 4,300